Document and Entity Information	9 Months Ended
Sep. 30, 2016
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 30, 2016
Trading Symbol	sbph
Entity Registrant Name	Spring Bank Pharmaceuticals, Inc.
Entity Central Index Key	0001566373
Entity Filer Category	Non-accelerated Filer